Liability for Unauthorized Preferred Stock Issued (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Assets and Other Liabilities
The remaining liability for the unconverted preferred stock is based on the original cash tendered and consisted of the following as of:

	December 31,
	2017	2016
Liability for unauthorized preferred stock	$9,283	$9,283